Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories at June 30, 2023 and December 31, 2022 consisted of the following:
	June 30,	December 31,
	2023	2022
	(Unaudited)	(Audited)
Work in progress	$682	$881
Finished goods’	870	549
Total inventory	$1,552	$1,430